Cover Page	Nov. 28, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 28, 2023
Entity Registrant Name	SNOWFLAKE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39504
Entity Tax Identification Number	46-0636374
Entity Address, Address Line One	Suite 3A, 106 East Babcock Street
Entity Address, City or Town	Bozeman,
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	844
Local Phone Number	766-9355
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	SNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001640147
Current Fiscal Year End Date	--01-31
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	Not Applicable